Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Non deductible expenses	0.03%	26.80%	4.98%	(2.93%)	(4.08%)	1.57%
Valuation allowance	(20.51%)	0.82%	(25.73%)	(19.41%)	(17.65%)	(21.04%)
Foreign rate differential	(0.16%)	(27.81%)	(0.17%)	1.64%	1.24%	1.20%
Share warrants	0.00%	2.01%	0.00%	(0.07%)	(0.05%)	(3.66%)
Other	0.05%	(36.91%)	0.06%	0.25%	(0.17%)	0.68%
Total provision for income taxes	0.41%	(14.09%)	0.14%	0.48%	0.30%	(0.26%)